Shareholder Report, Holdings (Details) - Multisector Bond SMA Completion Portfolio - MBSAX	Feb. 28, 2025
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.40%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%